Notes Payable-Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable-Related Party

NOTE 4 – NOTES PAYABLE-RELATED PARTY

During the nine months ended September 30, 2018, the Company borrowed $100 and repaid $7,429 in cash from a member of senior management and board member, under the note entered into on September 22, 2017. Also, the Company borrowed another $5,000 for expense the note holder had paid on behalf of the Company.

On September 22, 2017, the Company issued a note of $119,000 to a member of senior management and board member. $30,191 of the note was for cash borrowings received by the Company and the remaining $88,809 was for expenses the note holder had paid on behalf of the Company. The note is due on September 22, 2022 and bears no interest and can repay at any time without a penalty.

As of September 30, 2018 and December 31, 2017, the balance outstanding was $145,484 and $147,813, respectively.

NOTE 4 – NOTES PAYABLE-RELATED PARTY

On December 17, 2015, the Company borrowed $150,000 from a member of senior management and board member. The note is due on March 31, 2019 and bears no interest and can repay at any time without a penalty. As of December 31, 2015, the balance due under the note was $55,744. During the year ended December 31, 2016, the Company borrowed another $26,136 and repaid $25,747 under the note, the balance due was $56,133 as of December 31, 2016. During the year ended December 31, 2017, the Company borrowed another $100 and repaid $4,020 and the date due as of December 31, 2017 is $52,213.

On September 22, 2017, the Company issued a note of $119,000 to a member of senior management and board member. $30,191 of the note was for cash borrowings received by the Company and the remaining $88,809 was for expenses the note holder had paid on behalf of the Company. The note is due on September 22, 2022 and bears no interest and can repay at any time without a penalty. $23,400 was repaid against the note later in 2017 and as of December 31, 2017 the balance due is $95,600.

During the year ended December 31, 2018, a member of senior management and board member provided office place to the Company for no charge.